LEASES (Tables)	12 Months Ended
Mar. 31, 2020
Presentation of leases for lessee [abstract]
Schedule of Lease Receivable and Lease Obligation

The following table summarizes changes in the Company s lease receivable and lease obligation related to the Company s office lease and associated sublease.

	Lease Receivable	Lease Obligation
Adjustment upon adoption of IFRS 16, April 1, 2019	$447	$1,463
Addition	238	1,239
Interest accrual	27	112
Interest received or paid	(27)	(112)
Principal repayment	(118)	(503)
Foreign exchange impact	(33)	(130)
Balance, March 31, 2020	$534	$2,069
Less: current portion	(186)	(567)
Non-current portion	$348	$1,502

Shedule of Reconciliation of Company Undiscounted Cash Flows to Present Value

The following table presents a reconciliation of the Company s undiscounted cash flows to their present value for its lease receivable and lease obligation:

	Lease Receivable	Lease Obligation
Within 1 year	$205	$613
Between 2 to 5 years	368	1,629
Over 5 years	-	38
Total undiscounted amount	$573	$2,280
Less future interest	(39)	(211)
Total discounted amount	$534	$2,069
Less: current portion	(186)	(567)
Non-current portion	$348	$1,502